FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net (loss) income	$ (65,408,980)	¥ (416,825,268)	¥ 393,433,738	¥ (196,168,740)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	23,564,398	150,166,481	55,056,426	21,750,533
Fair value change on warrants liability			(37,851)	(1,292,244)
Amortization of discount and interest on convertible notes	18,928,925	120,626,467	2,923,316	33,154,191
Foreign exchange (gain) loss	1,012,010	6,449,136	8,319,669	5,474,002
Consulting fees paid by issuance of shares			6,781,815	35,091,686
Gain from change in fair value of conversion feature derivative liability	(9,767,891)	(62,246,860)		0
Payment of issuance cost by issuance of shares			455,658	0
Changes in operating assets and liabilities:
Change in prepayments and other current assets	(84,279,025)	(537,076,522)	(2,877,084)	(6,628,897)
Change in accounts payable	6,088,558	38,799,942	(2,635,008)	246,764
Change in accrued expenses and other current liabilities	9,469,601	60,345,979	(21,039,288)	11,896,337
Increase/(Decrease) in interest payable	147,087	937,328	(5,371,931)	1,457,811
Net Cash Provided by (Used in) Operating Activities	(107,913,345)	(687,688,577)	(106,253,254)	(54,175,322)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	158,722,675	1,011,476,118	47,430,195	0
Proceeds from the issuance of convertible note	25,356,703	161,588,128	3,358,369	0
Proceeds from other loans				34,881,000
ADS issuance fee	(583,858)	(3,720,691)	(7,849,390)	0
Repayments of convertible notes			(318,929,623)	0
Net cash provided by (used in) financing activities	192,485,956	1,226,636,008	(310,686,195)	40,922,800
Net change in cash and cash equivalents	62,254,736	396,724,536	21,583,096	5,856,692
Cash and cash equivalents, beginning of period	4,973,832	31,696,237
Cash and cash equivalents, end of period	67,200,000	428,420,773	31,696,237
Supplement disclosure of cash flow information:
Interest paid			47,695,297	0
Parent Company
Cash flows from operating activities:
Net (loss) income	(64,531,707)	(411,234,755)	397,883,388	(177,795,168)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	0	0	55,056,426	21,705,240
Employee share-based compensation expense	23,564,398	150,166,481	0	0
Fair value change on warrants liability	0	0	(37,851)	(1,292,243)
Interest expense	18,928,925	120,626,467	0	0
Amortization of discount and interest on convertible notes	0	0	2,923,316	33,154,191
Foreign exchange (gain) loss	700,671	4,465,094	(29,578,454)	1,648,652
Equity in loss (income) of subsidiaries and VIEs	17,043,043	108,608,497	(410,073,394)	74,482,946
Consulting fees paid by issuance of shares	0	0	6,781,815	35,091,686
Gain from change in fair value of conversion feature derivative liability	(9,767,891)	(62,246,860)	0	0
Gain on extinguishment of convertible notes	(360,406)	(2,296,722)	(56,755,902)	0
Gain on waiver of interest-free loan	0	0	(34,881,000)	0
Payment of issuance cost by issuance of shares	0	0	455,658	0
Changes in operating assets and liabilities:
Change in prepayments and other current assets	633,022	4,033,993	(4,026,346)	(1,894)
Change in amounts due from intercompany	(187,137,594)	(1,192,553,035)	349,361,587	(28,060,447)
Change in accrued expenses and other current liabilities	7,748,282	49,376,705	(566,162)	6,329,916
Increase/(Decrease) in interest payable	147,087	937,328	0	0
Net Cash Provided by (Used in) Operating Activities	(193,032,170)	(1,230,116,807)	276,543,081	(34,737,122)
Cash flows from financing activities:
Proceeds from the issuance of ordinary shares and warrants	10,116,929	64,471,143	47,430,195	0
Proceeds from the issuance of convertible note	25,356,703	161,588,128	3,358,369
Proceeds from other loans	0	0	0	34,881,000
ADS issuance fee	(583,858)	(3,720,691)	0	0
New issued stock to investors	158,722,675	1,011,476,118	0	0
Repayments of convertible notes	0	0	(318,929,623)	0
Net cash provided by (used in) financing activities	193,612,449	1,233,814,698	(268,141,059)	34,881,000
Net change in cash and cash equivalents	580,279	3,697,891	8,402,022	143,878
Cash and cash equivalents, beginning of period	1,341,042	8,545,918	143,896
Cash and cash equivalents, end of period	1,921,321	12,243,809	8,545,918	143,896
Supplement disclosure of cash flow information:
Interest paid	$ 0	¥ 0	¥ 36,310,455	¥ 0